Long Term Restricted Stock Units (Details) (2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan, USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 CPP-compliant long-term RSUs	Dec. 31, 2012 CPP-compliant long-term RSUs granted for performance in 2012	Dec. 31, 2013 CPP-compliant long-term RSUs granted for performance in 2011	Dec. 31, 2011 CPP-compliant long-term RSUs granted for performance in 2011	Dec. 31, 2012 CPP-compliant long-term RSUs granted for performance in 2010	Dec. 31, 2010 CPP-compliant long-term RSUs granted for performance in 2010	Dec. 31, 2012 CPP-compliant long-term RSUs granted for performance in 2009	Dec. 31, 2009 CPP-compliant long-term RSUs granted for performance in 2009	Dec. 31, 2009 Restricted Stock Units (RSUs) member
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units									2
Compensation cost		$ 425,000		$ 400,000		$ 400,000		$ 250,000
Restricted stock compensation limit as a percentage to the total annual compensation of the President	33.00%
Cash amounts paid on vesting of awards			$ 591,344		$ 358,782		$ 262,842